United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
             Quarterly Schedule of Portfolio Holdings of Registered
                        Management Investment Companies




                                    811-2782

                      (Investment Company Act File Number)


                      Federated High Income Bond Fund, Inc.
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)



                        Date of Fiscal Year End: 3/31/06


                 Date of Reporting Period: Quarter ended 6/30/05




Item 1.     Schedule of Investments



Federated High Income Bond Fund, Inc.
Portfolio of Investments
June 30, 2005 (unaudited)



   Principal
   Amount                                                                            Value



                          Corporate Bonds--96.5%
                          Aerospace / Defense--1.7%
$  4,675,000              Alliant Techsystems, Inc., Sr. Sub. Note,
                          8.50%, 5/15/2011                                    $      5,013,937
   2,550,000              Argo Tech Corp., Sr. Note, 9.25%, 6/1/2011                 2,779,500
   2,200,000        4     Condor Systems, Inc., Sr. Sub. Note, Series
                          B, 11.875%, 5/1/2009                                       1,540
   1,650,000              K&F Acquisition, Inc., Sr. Sub. Note, 7.75%,
                          11/15/2014                                                 1,695,375
   1,900,000       1,2    K&F Industries, Inc., Sr. Note, 11.50%,
                          2/1/2015                                                   2,018,750
   4,700,000              L-3 Communications Corp., Sr. Sub. Note,
                          6.125%, 1/15/2014                                          4,723,500
   3,950,000              L-3 Communications Holdings, Inc., Sr. Sub.
                          Note, 5.875%, 1/15/2015                                    3,851,250
   2,100,000       1,2    Standard Aero Holdings, Inc., Sr. Sub. Note,
                          8.25%, 9/1/2014                                            2,226,000
   4,300,000              TransDigm, Inc., Sr. Sub. Note, 8.375%,
                          7/15/2011                                                  4,579,500
                          Total
                                                                                     26,889,352
                          Automotive--4.2%
   4,800,000              Advanced Accessory Systems LLC, Sr. Note,
                          10.75%, 6/15/2011                                          3,888,000
   5,800,000              Cooper-Standard Automotive, Inc., Sr. Sub.
                          Note, 8.375%, 12/15/2014                                   4,611,000
   10,025,000             General Motors Acceptance Corp., 6.875%,
                          9/15/2011                                                  9,265,275
   10,835,000             General Motors Acceptance Corp., 8.00%,
                          11/1/2031                                                  9,693,121
   6,025,000              General Motors Corp., Note, 7.125%, 7/15/2013              5,422,500
   7,225,000              General Motors Corp., Note, 8.375%, 7/15/2033              6,069,000
   4,475,000              Stanadyne Corp., Sr. Sub. Note, 10.00%,
                          8/15/2014                                                  4,251,250
   2,800,000              Stanadyne Holdings, Inc., Sr. Disc. Note,
                          2/15/2015                                                   1,526,000
   4,550,000              Stoneridge, Inc., Company Guarantee, 11.50%,
                          5/1/2012                                                   4,663,750
   1,425,000              TRW Automotive, Inc., Sr. Note, 9.375%,
                          2/15/2013                                                  1,585,313
   5,885,000              TRW Automotive, Inc., Sr. Sub. Note, 11.00%,
                          2/15/2013                                                  6,797,175
   5,475,000              Tenneco Automotive, Inc., Sr. Sub. Note,
                          8.625%, 11/15/2014                                         5,529,750
   4,600,000              United Components, Inc., Sr. Sub. Note,
                          9.375%, 6/15/2013                                          4,657,500
                          Total
                                                                                     67,959,634
                          Building Materials--3.1%
   6,300,000        3      AMH Holdings, Inc., Sr. Disc. Note,
                          0/11.25%, 3/1/2014                                         4,032,000
   3,125,000              Associated Materials, Inc., Company
                          Guarantee, 9.75%, 4/15/2012                                3,250,000
   4,975,000       1,2     Builders Firstsource, Inc., Floating Rate
                          Note - Sr. Secured Note, 7.51813%, 2/15/2012               4,975,000
   2,850,000              Collins & Aikman Floorcoverings, Inc.,
                          Company Guarantee, 9.75%, 2/15/2010                        2,964,000
   5,525,000              ERICO International Corp., Sr. Sub. Note,
                          8.875%, 3/1/2012                                           5,635,500
   2,075,000       1,2     Goodman Global Holdings, Inc., Floating Rate
                          Note, 6.62125%, 6/15/2012                                  2,054,250
   5,300,000       1,2     Goodman Global Holdings, Inc., Sr. Sub.
                          Note, 7.875%, 12/15/2012                                   4,929,000
   2,600,000              Legrand SA, Sr. Note, 10.50%, 2/15/2013                    2,977,000
   1,775,000              Norcraft Cos. LLC, Sr. Sub. Note, Series WI,
                          9.00%, 11/1/2011                                           1,837,125
   10,000,000       3      Norcraft Holdings LP, Sr. Disc. Note,
                          0/9.75%, 9/1/2012                                          6,950,000
   5,400,000      1,2,3   Nortek Holdings, Inc., Sr. Disc. Note,
                          0/10.75%, 3/1/2014                                         2,565,000
   2,550,000              Nortek Holdings, Inc., Sr. Sub. Note, 8.50%,
                          9/1/2014                                                   2,384,250
   2,800,000              Ply Gem Industries, Inc., Sr. Sub. Note,
                          9.00%, 2/15/2012                                           2,380,000
   975,000         1,2     Texas Industries, Inc., Sr. Note, 7.25%,
                          7/15/2013                                                  1,004,250
   3,100,000              U.S. Concrete, Inc., Sr. Sub. Note, 8.375%,
                          4/1/2014                                                   2,929,500
                          Total
                                                                                     50,866,875
                          Chemicals--5.6%
   2,975,000       1,2     Aventine Renewable Energy Holdings, Inc.,
                          Floating Rate Note - Sr. Secured Note, 9.41%,
                          12/15/2011                                                 2,870,875
   5,300,000       1,2     Borden U.S. Finance Corp., Sr. Secd. Note,
                          9.00%, 7/15/2014                                           5,419,250
   4,650,000              Compass Minerals Group, Inc., Sr. Sub. Note,
                          10.00%, 8/15/2011                                          5,091,750
   5,050,000        3      Compass Minerals International, Inc., Sr.
                          Disc. Note, 0/12.00%, 6/1/2013                             4,242,000
   5,025,000        3      Compass Minerals International, Inc., Sr.
                          Disc. Note, 0/12.75%, 12/15/2012                           4,422,000
   8,870,000              Crystal US Holdings, Sr. Disc. Note, 10/1/2014             6,209,000
   4,062,000              Crystal US Holdings, Sr. Sub. Note, 9.625%,
                          6/15/2014                                                  4,569,750
   6,400,000              Equistar Chemicals LP, Sr. Note, 10.125%,
                          9/1/2008                                                   6,960,000
   2,650,000              Huntsman Advanced Materials, Inc., Sr. Secd.
                          Note, 11.00%, 7/15/2010                                    3,007,750
   6,435,000              Huntsman ICI Chemicals LLC, Sr. Sub. Note,
                          10.125%, 7/1/2009                                          6,652,181
   5,200,000       1,2     Invista, Unit, 9.25%, 5/1/2012                            5,713,500
   3,175,000              Koppers, Inc., Sr. Secd. Note, 9.875%,
                          10/15/2013                                                 3,444,875
   800,000                Lyondell Chemical Co., Sr. Secd. Note, 9.50%,
                          12/15/2008                                                 855,000
   701,000                Lyondell Chemical Co., Sr. Secd. Note,
                          9.875%, 5/1/2007                                           722,030
   12,600,000             Lyondell Chemical Co., Sr. Sub. Note,
                          10.875%, 5/1/2009                                          13,135,500
   2,523,000        3      Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014              1,876,481
   1,775,000              Nalco Co., Sr. Note, 7.75%, 11/15/2011                     1,899,250
   4,200,000              Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013               4,525,500
   2,500,000       1,2     PQ Corp., Sr. Sub. Note, 7.50%, 2/15/2013                 2,468,750
   4,325,000              Polypore, Inc., Sr. Sub. Note, 8.75%,
                          5/15/2012                                                  4,065,500
   1,900,000              Union Carbide Corp., Deb., 7.50%, 6/1/2025                 2,104,208
   625,000                Union Carbide Corp., Sr. Deb., 7.875%,
                          4/1/2023                                                   709,256
                          Total
                                                                                     90,964,406
                          Construction Machinery--1.2%
   7,800,000       1,2     Case New Holland, Sr. Note, 9.25%, 8/1/2011               8,229,000
   8,375,000        4      Clark Material Handling Corp., Sr. Note,
                          10.75%, 11/15/2006                                         0
   1,000,000              Columbus McKinnon Corp., Sr. Secd. Note,
                          10.00%, 8/1/2010                                           1,090,000
   3,125,000              NationsRent Cos., Inc., Sr. Secd. Note,
                          9.50%, 10/15/2010                                          3,421,875
   3,400,000       1,2     NationsRent, Inc., Sr. Note, 9.50%, 5/1/2015              3,383,000
   3,550,000              United Rentals, Inc., Sr. Note, 6.50%,
                          2/15/2012                                                  3,510,063
                          Total
                                                                                     19,633,938
                          Consumer Products--4.0%
   5,575,000      1,2,3   AAC Group Holding Corp., Sr. Disc. Note,
                          0/10.25%, 10/1/2012                                        3,791,000
   4,825,000              Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012             5,108,469
   1,800,000              American Achievement Corp., Sr. Sub. Note,
                          8.25%, 4/1/2012                                            1,818,000
   5,975,000              Ames True Temper, Inc., Sr. Sub. Note,
                          10.00%, 7/15/2012                                          4,839,750
   2,475,000              Church and Dwight, Inc., Sr. Sub. Note,
                          6.00%, 12/15/2012                                          2,512,125
   1,400,000        4      Diamond Brands Operating Corp., Sr. Sub.
                          Note, 10.125%, 4/15/2008                                   20,160
   2,375,000        4      Diamond Brands, Inc., Sr. Disc. Deb.,
                          12.875%, 4/15/2009                                         12,587
   11,350,000       3      Jostens Holding Corp., Discount Bond,
                          0/10.25%, 12/1/2013                                        8,058,500
   4,825,000              Jostens IH Corp., Sr. Sub. Note, 7.625%,
                          10/1/2012                                                  4,788,813
   825,000                K2, Inc., Sr. Note, 7.375%, 7/1/2014                       872,438
   3,425,000              Leiner Health Products, Unsecd. Note, 11.00%,
                          6/1/2012                                                   3,373,625
   4,850,000              Playtex Products, Inc., Company Guarantee,
                          9.375%, 6/1/2011                                           5,128,875
   8,400,000       1,2     Rayovac Corp., Sr. Sub. Note, 7.375%,
                          2/1/2015                                                   8,169,000
   4,350,000              Sealy Mattress Co., Sr. Sub. Note, 8.25%,
                          6/15/2014                                                  4,415,250
   5,800,000      1,2,3   Simmons Co., Sr. Disc. Note, 0/10.00%,
                          12/15/2014                                                 2,639,000
   1,400,000              Simmons Co., Sr. Sub. Note, 7.875%, 1/15/2014              1,211,000
   2,226,000              Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010             2,459,730
   4,750,000              True Temper Sports, Inc., Sr. Sub. Note,
                          8.375%, 9/15/2011                                          4,429,375
   2,115,000              WH Holdings Ltd., Sr. Note, 9.50%, 4/1/2011                2,273,625
                          Total
                                                                                     65,921,322
                          Energy--1.6%
   5,875,000              Compton Petroleum Corp., Sr. Note, 9.90%,
                          5/15/2009                                                  6,315,625
   1,400,000              Lone Star Technologies, Inc., Company
                          Guarantee, Series B, 9.00%, 6/1/2011                       1,478,750
   4,275,000              Petroleum Helicopters, Inc., Company
                          Guarantee, Series B, 9.375%, 5/1/2009                      4,520,813
   2,950,000       1,2     Pogo Producing Co., Sr. Sub. Note, 6.625%,
                          3/15/2015                                                  3,060,625
   2,225,000              Range Resources Corp., Sr. Sub. Note, 6.375%,
                          3/15/2015                                                  2,225,000
   1,475,000              Range Resources Corp., Sr. Sub. Note, 7.375%,
                          7/15/2013                                                  1,578,250
   6,450,000              Swift Energy Co., Sr. Sub. Note, 9.375%,
                          5/1/2012                                                   6,982,125
                          Total
                                                                                     26,161,188
                          Entertainment--2.7%
   3,000,000              AMC Entertainment, Inc., Sr. Sub. Note,
                          8.00%, 3/1/2014                                            2,677,500
   4,800,000              AMC Entertainment, Inc., Sr. Sub. Note,
                          9.875%, 2/1/2012                                           4,788,000
   2,450,000              Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013               2,529,625
   12,150,000       3      Cinemark, Inc., Sr. Disc. Note, 0/9.75%,
                          3/15/2014                                                  8,140,500
   4,175,000              Intrawest Corp., Sr. Note, 7.50%, 10/15/2013               4,305,469
   6,950,000       1,2     Loews Cineplex Entertainment Corp., Sr. Sub.
                          Note, 9.00%, 8/1/2014                                      6,758,875
   10,500,000             Universal City Development Partners Ltd., Sr.
                          Note, 11.75%, 4/1/2010                                     12,101,250
   1,625,000              Universal City Florida Holding Co., Floating
                          Rate Note, 7.96%, 5/1/2010                                 1,694,063
   1,200,000              Universal City Florida Holding Co., Sr. Note,
                          8.375%, 5/1/2010                                           1,257,000
                          Total
                                                                                     44,252,282
                          Environmental--1.1%
   8,750,000              Allied Waste North America, Inc., Company
                          Guarantee, Series B, 8.875%, 4/1/2008                      9,231,250
   3,250,000              Allied Waste North America, Inc., Company
                          Guarantee, Series B, 9.25%, 9/1/2012                       3,526,250
   4,200,000       1,2     Clean Harbors, Inc., Sr. Secd. Note, 11.25%,
                          7/15/2012                                                  4,683,000
                          Total
                                                                                     17,440,500
                          Financial Institutions--0.3%
   4,775,000       1,2     American Real Estate Partners LP Finance,
                          Sr. Note, 7.125%, 2/15/2013                                4,703,375
                          Food & Beverage--5.8%
   10,100,000       3      ASG Consolidated LLC, Sr. Disc. Note,
                          0/11.50%, 11/1/2011                                        7,297,250
   2,375,000              Agrilink Foods, Inc., Company Guarantee,
                          11.875%, 11/1/2008                                         2,467,031
   5,450,000              American Seafoods Group LLC, Company
                          Guarantee, 10.125%, 4/15/2010                              5,845,125
   3,175,000              B&G Foods Holdings Corp., Sr. Note, 8.00%,
                          10/1/2011                                                  3,298,031
   5,200,000              Constellation Brands, Inc., Sr. Sub. Note,
                          8.125%, 1/15/2012                                          5,590,000
   1,200,000       1,2     Del Monte Corp., Sr. Sub. Note, 6.75%,
                          2/15/2015                                                  1,230,000
   2,200,000              Del Monte Corp., Sr. Sub. Note, 8.625%,
                          12/15/2012                                                 2,431,000
   3,750,000              Dole Food, Inc., Company Guarantee, 7.25%,
                          6/15/2010                                                  3,825,000
   3,825,000              Dole Food, Inc., Sr. Note, 8.625%, 5/1/2009                4,092,750
   2,400,000              Eagle Family Foods, Inc., Sr. Sub. Note,
                          8.75%, 1/15/2008                                           1,932,000
   1,742,000              Gold Kist, Inc., Sr. Note, 10.25%, 3/15/2014               1,977,170
   4,575,000              Michael Foods, Inc., Sr. Sub. Note, 8.00%,
                          11/15/2013                                                 4,677,938
   2,825,000              National Beef Packaging Co. LLC, Sr. Note,
                          10.50%, 8/1/2011                                           2,704,938
   5,250,000              Pierre Foods, Inc., Sr. Sub. Note, 9.875%,
                          7/15/2012                                                  5,446,875
   2,000,000              Pilgrim's Pride Corp., Sr. Note, 9.625%,
                          9/15/2011                                                  2,195,000
   4,275,000              Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%,
                          11/15/2013                                                 4,766,625
   6,850,000      1,2,3    Reddy Ice Group, Inc., Sr. Disc. Note,
                          0/10.50%, 11/1/2012                                        4,966,250
   4,200,000              Reddy Ice Group, Inc., Sr. Sub. Note, 8.875%,
                          8/1/2011                                                   4,683,000
   6,050,000              Smithfield Foods, Inc., Note, 7.75%, 5/15/2013             6,624,750
   4,575,000              Smithfield Foods, Inc., Sr. Note, Series B,
                          8.00%, 10/15/2009                                          4,963,875
   3,050,000              Smithfield Foods, Inc., Sr. Sub. Note,
                          7.625%, 2/15/2008                                          3,187,250
   3,175,000              Swift & Co., Sr. Note, 10.125%, 10/1/2009                  3,476,625
   2,150,000              Swift & Co., Sr. Sub. Note, 12.50%, 1/1/2010               2,410,688
   5,350,000        3      UAP Holding Corp., Sr. Disc. Note, 0/10.75%,
                          7/15/2012                                                  4,413,750
                          Total
                                                                                     94,502,921
                          Gaming--5.0%
   3,375,000       1,2     155 East Tropicana LLC, Sr. Secd. Note,
                          8.75%, 4/1/2012                                            3,299,063
   7,250,000              Boyd Gaming Corp., Sr. Sub. Note, 8.75%,
                          4/15/2012                                                  7,911,562
   1,650,000              Herbst Gaming, Inc., Sr. Sub. Note, 7.00%,
                          11/15/2014                                                 1,670,625
   4,150,000              Isle of Capri Casinos, Inc., Company
                          Guarantee, 9.00%, 3/15/2012                                4,533,875
   1,375,000              Isle of Capri Casinos, Inc., Sr. Sub. Note,
                          Series WI, 7.00%, 3/1/2014                                 1,388,750
   4,000,000              MGM Mirage, Sr. Note, 5.875%, 2/27/2014                    3,905,000
   8,550,000              MGM Mirage, Sr. Sub. Note, 9.75%, 6/1/2007                 9,308,813
   4,950,000              MTR Gaming Group, Inc., Company Guarantee,
                          Series B, 9.75%, 4/1/2010                                  5,395,500
   2,300,000              Magna Entertainment Corp., Conv. Note, 7.25%,
                          12/15/2009                                                 2,231,000
   1,725,000              Majestic Star Casino LLC, Company Guarantee,
                          9.50%, 10/15/2010                                          1,785,375
   9,550,000              Mandalay Resort Group, Sr. Sub. Note, 10.25%,
                          8/1/2007                                                   10,552,750
   4,525,000              Mandalay Resort Group, Sr. Sub. Note, 9.375%,
                          2/15/2010                                                  5,079,313
   9,500,000              Park Place Entertainment Corp., Sr. Sub.
                          Note, 7.875%, 3/15/2010                                    10,687,500
   1,200,000              Park Place Entertainment Corp., Sr. Sub.
                          Note, 8.125%, 5/15/2011                                    1,386,000
   2,050,000              Penn National Gaming, Inc., Company
                          Guarantee, 8.875%, 3/15/2010                               2,203,750
   2,050,000       1,2     Penn National Gaming, Inc., Sr. Sub. Note,
                          6.75%, 3/1/2015                                            2,044,875
   800,000                Station Casinos, Inc., Sr. Note, 6.00%,
                          4/1/2012                                                   816,000
   4,250,000              Station Casinos, Inc., Sr. Sub. Note, 6.50%,
                          2/1/2014                                                   4,356,250
   3,175,000              Sun International Hotels Ltd., Sr. Sub. Note,
                          8.875%, 8/15/2011                                          3,413,125
                          Total
                                                                                     81,969,126
                          Healthcare--6.3%
   2,100,000       1,2     AMR Holding Co./Emcare Holding Co., Sr. Sub.
                          Note, 10.00%, 2/15/2015                                    2,247,000
   8,000,000              AmeriPath, Inc., Company Guarantee, 10.50%,
                          4/1/2013                                                   8,140,000
   5,150,000              Ardent Health Services, Sr. Sub. Note,
                          10.00%, 8/15/2013                                          6,250,812
   2,375,000              Bio Rad Laboratories, Inc., Sr. Sub. Note,
                          6.125%, 12/15/2014                                         2,410,625
   14,575,000     1,2,3   CDRV Investors, Inc., Sr. Disc. Note,
                          0/9.625%, 1/1/2015                                         7,214,625
   1,875,000              Concentra Operating Corp., Sr. Sub. Note,
                          9.125%, 6/1/2012                                           1,996,875
   1,500,000              Concentra Operating Corp., Sr. Sub. Note,
                          9.50%, 8/15/2010                                           1,605,000
   1,925,000       1,2     DaVita, Inc., Sr. Sub. Note, 7.25%, 3/15/2015             1,987,562
   3,425,000       1,2     Fisher Scientific International, Inc., Sr.
                          Sub. Note, 6.125%, 7/1/2015                                3,446,406
   2,250,000              Fisher Scientific International, Inc., Sr.
                          Sub. Note, 6.75%, 8/15/2014                                2,362,500
   3,525,000              Fisher Scientific International, Inc., Sr.
                          Sub. Note, 8.00%, 9/1/2013                                 4,044,937
   8,150,000              HCA, Inc., Note, 8.75%, 9/1/2010                           9,303,306
   1,775,000              HCA, Inc., Sr. Note, 6.375%, 1/15/2015                     1,846,191
   4,300,000              HCA, Inc., Sr. Note, 6.75%, 7/15/2013                      4,546,140
   5,550,000              HCA, Inc., Sr. Note, 7.50%, 11/6/2033                      5,996,974
   4,825,000              HCA, Inc., Sr. Note, 7.875%, 2/1/2011                      5,320,956
   1,750,000              Hanger Orthopedic Group, Inc., Company
                          Guarantee, 10.375%, 2/15/2009                              1,623,125
   5,450,000              Medical Device Manufacturing, Inc., Sr. Sub.
                          Note, 10.00%, 7/15/2012                                    5,886,000
   3,925,000       1,2     National Mentor, Inc., Sr. Sub. Note,
                          9.625%, 12/1/2012                                          4,150,688
   2,150,000       1,2     Psychiatric Solutions, Inc., Sr. Sub. Note,
                          7.75%, 7/15/2015                                           2,150,000
   3,000,000              Sybron Dental Specialties, Inc., Company
                          Guarantee, 8.125%, 6/15/2012                               3,225,000
   3,475,000              Tenet Healthcare Corp., Note, 9.875%, 7/1/2014             3,744,313
   3,675,000       1,2     Tenet Healthcare Corp., Sr. Note, 9.25%,
                          2/1/2015                                                   3,831,188
   1,825,000              VWR International, Inc., Sr. Sub. Note,
                          8.00%, 4/15/2014                                           1,747,438
   2,575,000              Vanguard Health Holdings II, Sr. Sub. Note,
                          9.00%, 10/1/2014                                           2,793,875
   1,875,000              Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014             1,893,750
   2,675,000       1,2     Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015              2,795,375
                          Total
                                                                                     102,560,661
                          Industrial - Other--5.6%
   6,200,000              ALH Finance LLC/ALH Finance Corp., Sr. Sub.
                          Note, 8.50%, 1/15/2013                                     5,711,750
   3,875,000              Aearo Co. I, Sr. Sub. Note, 8.25%, 4/15/2012               3,894,375
   2,575,000       1,2     American Tire Distributors, Inc., Sr. Note,
                          10.75%, 4/1/2013                                           2,472,000
   4,075,000       1,2     Amsted Industries, Inc., Sr. Note, 10.25%,
                          10/15/2011                                                 4,421,375
   6,700,000              Brand Services, Inc., Company Guarantee,
                          12.00%, 10/15/2012                                         7,202,500
   3,650,000       1,2     Coleman Cable, Inc., Sr. Note, 9.875%,
                          10/1/2012                                                  3,266,750
   3,325,000              Da-Lite Screen Co., Inc., Sr. Note, 9.50%,
                          5/15/2011                                                  3,557,750
   4,550,000              Hawk Corp., Sr. Note, 8.75%, 11/1/2014                     4,641,000
   4,030,000              Interline Brands, Inc., Sr. Sub. Note,
                          11.50%, 5/15/2011                                          4,453,150
   5,575,000       1,2     Knowledge Learning Corp., Sr. Sub. Note,
                          7.75%, 2/1/2015                                            5,352,000
   4,400,000              Mueller Group, Inc., Sr. Sub. Note, 10.00%,
                          5/1/2012                                                   4,642,000
   3,525,000              NSP Holdings LLC, Sr. Note, 11.75%, 1/1/2012               3,859,875
   3,761,518       1,2     Neenah Corp., Sr. Sub. Note, 13.00%,
                          9/30/2013                                                  3,742,710
   6,672,000       1,2     Neenah Corp., Sr. Secd. Note, 11.00%,
                          9/30/2010                                                  7,272,480
   6,150,000              Norcross Safety Products, Sr. Sub. Note,
                          Series B, 9.875%, 8/15/2011                                6,457,500
   5,825,000              Rexnord Corp., Company Guarantee, 10.125%,
                          12/15/2012                                                 6,407,500
   775,000         1,2     Safety Products Holdings, Inc., Sr. Note,
                          11.75%, 1/1/2012                                           734,313
   5,275,000              Sensus Metering Systems, Inc., Sr. Sub. Note,
                          8.625%, 12/15/2013                                         4,932,125
   5,150,000              Superior Essex Communications LLC, Sr. Note,
                          9.00%, 4/15/2012                                           5,124,250
   2,375,000              Valmont Industries, Inc., Sr. Sub. Note,
                          6.875%, 5/1/2014                                           2,386,875
                          Total
                                                                                     90,532,278
                          Lodging--1.8%
   3,300,000              Gaylord Entertainment Co., Sr. Note, 6.75%,
                          11/15/2014                                                 3,242,250
   686,000                HMH Properties, Inc., Sr. Note, Series B,
                          7.875%, 8/1/2008                                           699,720
   3,450,000       1,2     Host Marriott LP, 6.375%, 3/15/2015                       3,432,750
   1,425,000              Host Marriott LP, Unsecd. Note, 7.125%,
                          11/1/2013                                                  1,492,688
   2,975,000              Lodgenet Entertainment, Sr. Sub. Note, 9.50%,
                          6/15/2013                                                  3,257,625
   4,575,000              Royal Caribbean Cruises Ltd., Sr. Note,
                          8.00%, 5/15/2010                                           5,089,688
   9,200,000              Starwood Hotels & Resorts Worldwide, Inc.,
                          Company Guarantee, 7.875%, 5/1/2012                        10,419,000
   1,600,000              Starwood Hotels & Resorts Worldwide, Inc.,
                          Unsecd. Note, 6.75%, 11/15/2005                            1,618,000
                          Total
                                                                                     29,251,721
                          Media - Cable--3.0%
   1,175,000       1,2     CSC Holdings, Inc., Sr. Note, 6.75%,
                          4/15/2012                                                  1,110,375
   5,225,000              CSC Holdings, Inc., Sr. Note, 7.875%,
                          12/15/2007                                                 5,420,937
   3,700,000              CSC Holdings, Inc., Sr. Note, 8.125%,
                          7/15/2009                                                  3,764,750
   2,900,000              CSC Holdings, Inc., Sr. Sub. Note, 10.50%,
                          5/15/2016                                                  3,132,000
   2,125,000              Cablevision Systems Corp., Sr. Note, Series
                          WI, 8.00%, 4/15/2012                                       2,093,125
   8,900,000              Charter Communications Holdings Capital
                          Corp., Sr. Disc. Note, 9.92%, 4/1/2011                     6,541,500
   9,600,000              Charter Communications Holdings II, Sr. Note,
                          10.25%, 9/15/2010                                          9,756,000
   10,050,000      1,2     Kabel Deutschland GMBH, Sr. Note, 10.625%,
                          7/1/2014                                                   10,954,500
   5,000,000              Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note,
                          11.00%, 12/1/2015                                          5,425,000
                          Total
                                                                                     48,198,187
                          Media - Non-Cable--11.1%
   6,700,000              Advanstar Communications, Company Guarantee,
                          Series B, 12.00%, 2/15/2011                                7,185,750
   1,775,000              Advanstar Communications, Sr. Secd. Note,
                          10.75%, 8/15/2010                                          1,948,062
   3,475,000        3      Advanstar, Inc., Company Guarantee, Series
                          B, 0/15.00%, 10/15/2011                                    3,461,968
   3,200,000              Affinity Group Holding, Inc., Sr. Note,
                          10.875%, 2/15/2012                                         3,112,000
   3,650,000              Affinity Group, Inc., Sr. Sub. Note, 9.00%,
                          2/15/2012                                                  3,713,875
   7,175,000              American Media Operations, Inc., Company
                          Guarantee, Series B, 10.25%, 5/1/2009                      7,210,875
   550,000                American Media Operations, Inc., Sr. Sub.
                          Note, 8.875%, 1/15/2011                                    523,875
   5,175,000              CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012             5,265,562
   1,500,000              CBD Media LLC, Sr. Sub. Note, 8.625%, 6/1/2011             1,552,500
   850,000         1,2     DIRECTV Holdings LLC, Sr. Note, 6.375%,
                          6/15/2015                                                  850,000
   5,232,000              DIRECTV Holdings LLC, Sr. Note, 8.375%,
                          3/15/2013                                                  5,820,600
   6,820,000              Dex Media East LLC, Company Guarantee,
                          12.125%, 11/15/2012                                        8,201,050
   8,702,000              Dex Media West LLC, Sr. Sub. Note, Series B,
                          9.875%, 8/15/2013                                          9,963,790
   7,475,000        3      Dex Media, Inc., Discount Bond, 0/9.00%,
                          11/15/2013                                                 6,054,750
   11,400,000             Echostar DBS Corp., Sr. Note, 6.625%,
                          10/1/2014                                                  11,314,500
   2,500,000       1,2     Emmis Communications, Corp., Floating Rate
                          Note - Sr. Note, 9.31438%, 6/15/2012                       2,556,250
   7,925,000        3      Houghton Mifflin Co., Sr. Disc. Note,
                          0/11.50%, 10/15/2013                                       5,824,875
   4,600,000       1,2     Intelsat Bermuda Ltd., Floating Rate Note -
                          Sr. Note, 7.805%, 1/15/2012                                4,703,500
   3,400,000       1,2     Intelsat Bermuda Ltd., Sr. Note, 8.625%,
                          1/15/2015                                                  3,604,000
   4,050,000              Lamar Media Corp., Sr. Sub. Note, 7.25%,
                          1/1/2013                                                   4,293,000
   4,225,000        3      NBC Acqusition Corp., Sr. Disc. Note,
                          0/11.00%, 3/15/2013                                        3,042,000
   2,175,000              Nebraska Book Co., Inc., Sr. Sub. Note,
                          8.625%, 3/15/2012                                          2,039,063
   3,475,000              PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014                 3,809,469
   13,325,000             PanAmSat Holding Corp., Discount Bond,
                          11/1/2014                                                  9,227,563
   2,456,000              Primedia, Inc., Sr. Note, 7.625%, 4/1/2008                 2,489,770
   7,000,000        3      Quebecor Media Inc., Sr. Disc. Note,
                          0/13.75%, 7/15/2011                                        7,078,750
   2,450,000              Quebecor Media Inc., Sr. Note, 11.125%,
                          7/15/2011                                                  2,734,813
   6,325,000              R. H. Donnelly Finance Corp., Sr. Sub. Note,
                          10.875%, 12/15/2012                                        7,384,438
   6,975,000       1,2     Rainbow National Services LLC, Sr. Sub.
                          Note, 10.375%, 9/1/2014                                    8,056,125
   1,150,000              Readers Digest Association, Inc., Sr. Note,
                          Series 144A, 6.50%, 3/1/2011                               1,173,000
   4,150,000              Sinclair Broadcast Group, Inc., Company
                          Guarantee, 8.75%, 12/15/2011                               4,378,250
   11,775,000             Vertis, Inc., Sr. Note, Series B, 10.875%,
                          6/15/2009                                                  11,304,000
   1,050,000              Vertis, Inc., Sr. Secd. 2nd Priority Note,
                          9.75%, 4/1/2009                                            1,097,250
   6,825,000       1,2     WDAC Subsidiary Corp., Sr. Note, 8.375%,
                          12/1/2014                                                  6,552,000
   2,323,000              XM Satellite Radio, Inc., Sr. Secd. Note,
                          12.00%, 6/15/2010                                          2,624,990
   5,866,000        3      Yell Finance BV, Sr. Disc. Note, 0/13.50%,
                          8/1/2011                                                   5,909,995
   3,218,000              Yell Finance BV, Sr. Note, 10.75%, 8/1/2011                3,563,935
   1,378,461              Ziff Davis Media, Inc., Company Guarantee,
                          Series, 13.00%, 8/12/2009                                  1,481,846
                          Total
                                                                                     181,108,039
                          Metals & Mining--1.3%
   2,050,000              Aleris International, Inc., Sr. Note, 9.00%,
                          11/15/2014                                                 2,132,000
   5,025,000              Imco Recycling, Inc., Sr. Secd. Note,
                          10.375%, 10/15/2010                                        5,540,063
   4,300,000       1,2     Novelis, Inc., Sr. Note, 7.25%, 2/15/2015                 4,337,625
   6,200,000        4      Republic Technologies International, Inc.,
                          Company Guarantee, 13.75%, 7/15/2009                       0
   4,775,000              Ryerson Tull, Inc., Sr. Note, 9.125%,
                          7/15/2006                                                  4,894,375
   3,353,000              United States Steel Corp., Sr. Note, 9.75%,
                          5/15/2010                                                  3,638,005
                          Total
                                                                                     20,542,068
                          Packaging--1.9%
   6,325,000              Berry Plastics Corp., Company Guarantee,
                          10.75%, 7/15/2012                                          6,933,781
   2,550,000       1,2     Graham Packaging Co., Sub. Note, 8.50%,
                          10/15/2012                                                 2,588,250
   3,800,000              Greif Brothers Corp., Sr. Sub. Note, 8.875%,
                          8/1/2012                                                   4,104,000
   4,725,000              Huntsman Packaging Corp., Company Guarantee,
                          13.00%, 6/1/2010                                           3,850,875
   2,500,000              Owens-Brockway Glass Container, Inc., Company
                          Guarantee, 7.75%, 5/15/2011                                2,668,750
   3,725,000              Owens-Brockway Glass Container, Inc., Company
                          Guarantee, 8.25%, 5/15/2013                                4,064,906
   6,000,000              Owens-Illinois, Inc., Sr. Note, 8.10%,
                          5/15/2007                                                  6,270,000
   977,424          1     Russell Stanley Holdings, Inc., Sr. Sub.
                          Note, 9.00%, 11/30/2008                                    402,699
                          Total
                                                                                     30,883,261
                          Paper--4.1%
   4,425,000              Abitibi-Consolidated, Inc., Sr. Note, 8.375%,
                          4/1/2015                                                   4,535,625
   1,650,000       1,2     Boise Cascade LLC, Floating Rate Note - Sr.
                          Note, 6.01563%, 10/15/2012                                 1,674,750
   2,275,000       1,2     Boise Cascade LLC, Sr. Sub. Note, 7.125%,
                          10/15/2014                                                 2,246,562
   6,600,000              Georgia-Pacific Corp., Note, 7.50%, 5/15/2006              6,798,000
   6,175,000              Georgia-Pacific Corp., Sr. Note, 8.125%,
                          5/15/2011                                                  6,993,187
   9,925,000              Georgia-Pacific Corp., Sr. Note, 9.375%,
                          2/1/2013                                                   11,277,281
   5,400,000              Graphic Packaging International Corp., Sr.
                          Sub. Note, 9.50%, 8/15/2013                                5,467,500
   3,125,000              Jefferson Smurfit Corp., Company Guarantee,
                          8.25%, 10/1/2012                                           3,156,250
   5,350,000              MDP Acquisitions PLC, 9.625%, 10/1/2012                    5,376,750
   5,275,000              Mercer International, Inc., 9.25%, 2/15/2013               4,246,375
   5,500,000       1,2     NewPage Corp., Sr. Sub. Note, 12.00%,
                          5/1/2013                                                   5,472,500
   4,925,000              Stone Container Corp., Sr. Note, 9.75%,
                          2/1/2011                                                   5,232,813
   4,675,000              Tembec Industries, Inc., 8.50%, 2/1/2011                   3,634,813
                          Total
                                                                                     66,112,406
                          Restaurants--0.6%
   1,250,000              Buffets, Inc., Sr. Sub. Note, 11.25%,
                          7/15/2010                                                  1,265,625
   2,900,000       1,2     Carrols Corp., Sr. Sub. Note, 9.00%,
                          1/15/2013                                                  2,950,750
   1,440,000              Domino's, Inc., Sr. Sub. Note, 8.25%, 7/1/2011             1,540,800
   4,125,000              Landry's Seafood Restaurants, Inc., Sr. Note,
                          Series B, 7.50%, 12/15/2014                                4,011,563
                          Total                                                      9,768,738
                          Retailers--2.6%
   5,425,000              Couche-Tard Financing Corp., Sr. Sub. Note,
                          7.50%, 12/15/2013                                          5,723,375
   5,007,000              FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014                 4,931,895
   2,025,000              General Nutrition Center, Sr. Sub. Note,
                          8.50%, 12/1/2010                                           1,630,125
   3,800,000              Hines Nurseries, Inc., Company Guarantee,
                          10.25%, 10/1/2011                                          3,933,000
   4,575,000              Jean Coutu Group (PLC), Inc., Sr. Sub. Note,
                          8.50%, 8/1/2014                                            4,540,688
   2,700,000              Penney (J.C.) Co., Inc., Note, 7.60%, 4/1/2007             2,848,500
   7,908,000              Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012             9,390,750
   3,100,000              Rite Aid Corp., Sr. Secd. Note, 8.125%,
                          5/1/2010                                                   3,208,500
   5,650,000              Rite Aid Corp., Sr. Secd. Note, 9.50%,
                          2/15/2011                                                  6,045,500
                          Total
                                                                                     42,252,333
                          Services--1.4%
   1,040,000              CB Richard Ellis Services, Sr. Note, 9.75%,
                          5/15/2010                                                  1,159,600
   5,550,000              Global Cash Access LLC, Sr. Sub. Note, 8.75%,
                          3/15/2012                                                  6,063,375
   4,250,000       1,2     HydroChem Industrial Services, Sr. Sub.
                          Note, 9.25%, 2/15/2013                                     3,952,500
   3,500,000       1,2     Insurance Automotive Auctions, Inc., Sr.
                          Unsecd. Note, 11.00%, 4/1/2013                             3,621,191
   4,564,000              SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006               4,541,180
   2,750,000              The Brickman Group Ltd., Sr. Sub. Note,
                          Series B, 11.75%, 12/15/2009                               3,128,125
                          Total
                                                                                     22,465,971
                          Technology--3.2%
   1,225,000       1,2     Activant Solutions, Inc., Floating Rate
                          Note, 9.09%, 4/1/2010                                      1,274,000
   4,700,000              Activant Solutions, Inc., Sr. Note, 10.50%,
                          6/15/2011                                                  5,123,000
   3,875,000              Danka Business Systems PLC, Sr. Note, 11.00%,
                          6/15/2010                                                  3,119,375
   3,025,000              Freescale Semiconductor, Inc., Sr. Note,
                          7.125%, 7/15/2014                                          3,267,000
   2,600,000              Ingram Micro, Inc., Sr. Sub. Note, 9.875%,
                          8/15/2008                                                  2,749,500
   2,100,000       1,2     MagnaChip Semiconductor S.A., Sr. Sub. Note,
                          8.00%, 12/15/2014                                          2,026,500
   3,975,000              Seagate Technology HDD Holdings, Sr. Note,
                          8.00%, 5/15/2009                                           4,248,281
   1,750,000       1,2     Smart Modular Technologies, Inc., Sr. Note,
                          8.35%, 4/1/2012                                            1,732,500
   1,875,000              Telex Communications, Inc., Sr. Secd. Note,
                          11.50%, 10/15/2008                                         2,015,625
   8,775,000              UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012                 9,784,125
   2,850,000              Unisys Corp., Sr. Note, 6.875%, 3/15/2010                  2,814,375
   11,675,000             Xerox Corp., Sr. Note, 9.75%, 1/15/2009
                                                                                     13,324,094
                          Total
                                                                                     51,478,375
                          Textile--0.7%
   1,325,000              GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007                1,212,375
   2,025,000              Phillips Van Heusen Corp., Sr. Note, 8.125%,
                          5/1/2013                                                   2,202,188
   4,075,000              Warnaco Group, Inc., Sr. Note, 8.875%,
                          6/15/2013                                                  4,523,250
   3,721,000              William Carter Co., Sr. Sub. Note, Series B,
                          10.875%, 8/15/2011                                         4,186,720
                          Total
                                                                                     12,124,533
                          Tobacco--0.4%
   5,600,000       1,2     Commonwealth Brands, Inc., Sr. Sub. Secd.
                          Note, 10.625%, 9/1/2008                                    5,922,000
                          Transportation--0.7%
   3,850,000              Allied Holdings, Inc., Sr. Note, 8.625%,
                          10/1/2007                                                  1,848,000
   6,975,000        4      AmeriTruck Distribution Corp., Sr. Sub.
                          Note, 12.25%, 11/15/2005                                   0
   1,750,000              Stena AB, Sr. Note, 7.50%, 11/1/2013                       1,732,500
   7,650,000              Stena AB, Sr. Note, 9.625%, 12/1/2012                      8,376,750
   4,400,000        4      The Holt Group, Inc., Company Guarantee,
                          9.75%, 1/15/2006                                           0
                          Total
                                                                                     11,957,250
                          Utility - Electric--3.6%
   6,200,748              Caithness Coso Funding Corp., Sr. Secd. Note,
                          Series B, 9.05%, 12/15/2009                                6,681,307
   3,575,000              Edison Mission Holding Co., Sr. Note, 9.875%,
                          4/15/2011                                                  4,205,093
   1,975,000       1,2     FPL Energy National Wind, Note, 6.125%,
                          3/25/2019                                                  1,921,149
   4,127,000       1,2     NRG Energy, Inc., Sr. Secd. Note, 8.00%,
                          12/15/2013                                                 4,374,620
   625,000                Nevada Power Co., 6.50%, 4/15/2012                         656,250
   1,625,000       1,2     Nevada Power Co., Mtg. Note, 5.875%,
                          1/15/2015                                                  1,641,250
   7,600,000              Nevada Power Co., Second Mortgage Notes,
                          9.00%, 8/15/2013                                           8,588,000
   8,250,000              PSEG Energy Holdings, Sr. Note, 10.00%,
                          10/1/2009                                                  9,301,875
   1,600,000              PSEG Energy Holdings, Sr. Note, 8.625%,
                          2/15/2008                                                  1,708,000
   900,000                Reliant Energy, Inc., Sr. Secd. Note, 6.75%,
                          12/15/2014                                                 884,250
   3,625,000              Reliant Resources, Inc., Sr. Secd. Note,
                          9.25%, 7/15/2010                                           3,969,375
   5,075,000              Reliant Resources, Inc., Sr. Secd. Note,
                          9.50%, 7/15/2013                                           5,658,625
   1,475,000       1,2     TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015              1,570,875
   5,225,000       1,2     Texas Genco LLC, Sr. Note, 6.875%, 12/15/2014             5,525,438
   1,400,000       1,2     Vineyard National Bancorp Co., Sr. Secd.
                          Note, 5.875%, 11/1/2014                                    1,442,000
                          Total
                                                                                     58,128,107
                          Utility - Natural Gas--4.3%
   1,550,000              ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010              1,707,988
   1,525,000              El Paso Corp., 6.75%, 5/15/2009                            1,532,625
   4,175,000              El Paso Corp., Note, 6.95%, 12/15/2007                     4,242,843
   2,600,000              El Paso Corp., Sr. Note, 7.80%, 8/1/2031                   2,541,500
   8,775,000              El Paso Corp., Sr. Note, 8.05%, 10/15/2030                 8,731,125
   7,375,000              El Paso Production Holding Co., Company
                          Guarantee, 7.75%, 6/1/2013                                 7,909,687
   4,900,000       1,2     Holly Energy Partners LP, Sr. Note, 6.25%,
                          3/1/2015                                                   4,802,000
   2,475,000       1,2     Inergy LP, Sr. Note, 6.875%, 12/15/2014                   2,419,313
   1,225,000       1,2     MarkWest Energy Partners LP, Sr. Note,
                          6.875%, 11/1/2014                                          1,225,000
   3,725,000              Pacific Energy Partners LP, Sr. Note, 7.125%,
                          6/15/2014                                                  3,897,281
   2,975,000              Semco Energy, Inc., Sr. Note, 7.125%,
                          5/15/2008                                                  3,043,678
   4,150,000              Tennessee Gas Pipeline, Bond, 8.375%,
                          6/15/2032                                                  4,904,022
   1,950,000              Tennessee Gas Pipeline, Sr. Deb., 7.50%,
                          4/1/2017                                                   2,169,675
   4,050,000              Transcontinental Gas Pipe Corp., Sr. Note,
                          8.875%, 7/15/2012                                          4,839,750
   9,025,000              Williams Cos., Inc., Note, 7.625%, 7/15/2019
                                                                                     10,198,250
   5,100,000              Williams Cos., Inc., Note, 7.875%, 9/1/2021                5,826,750
                          Total
                                                                                     69,991,487
                          Wireless Communications--2.1%
   2,500,000        3      Inmarsat Finance PLC, Sr. Disc. Note,
                          0/10.375%, 11/15/2012                                      1,975,000
   1,025,000              Inmarsat Finance PLC, Sr. Note, 7.625%,
                          6/30/2012                                                  1,086,500
   2,275,000       1,2     New Skies Satellites NV, Sr. Sub. Note,
                          9.125%, 11/1/2012                                          2,269,313
   2,000,000              Nextel Communications, Inc., Sr. Note,
                          6.875%, 10/31/2013                                         2,147,500
   10,275,000             Nextel Communications, Inc., Sr. Note,
                          7.375%, 8/1/2015                                           11,148,375
   5,575,000              Rogers Wireless, Inc., 6.375%, 3/1/2014                    5,700,438
   1,475,000              Rogers Wireless, Inc., Floating Rate Note -
                          Sr. Secured Note, 6.535%, 12/15/2010                       1,545,063
   525,000                Rogers Wireless, Inc., Sr. Secd. Note, 7.25%,
                          12/15/2012                                                 569,625
   675,000                Rogers Wireless, Inc., Sr. Secd. Note, 7.50%,
                          3/15/2015                                                  737,438
   2,750,000              Rogers Wireless, Inc., Sr. Sub. Note, 8.00%,
                          12/15/2012                                                 2,976,875
   4,350,000              US Unwired, Inc., Sr. Secd. Note, 10.00%,
                          6/15/2012                                                  4,861,125
                          Total
                                                                                     35,017,252
                          Wireline Communications--5.5%
   16,700,000             AT&T Corp., Sr. Note, 9.75%, 11/15/2031
                                                                                     21,814,375
   3,624,000              Alaska Communications Systems Holdings, Inc.,
                          Sr. Note, 9.875%, 8/15/2011                                3,859,560
   5,425,000              Cincinnati Bell, Inc., Company Guarantee,
                          7.25%, 7/15/2013                                           5,723,375
   1,800,000              Cincinnati Bell, Inc., Sr. Sub. Note, 8.375%,
                          1/15/2014                                                  1,854,000
   3,450,000              Citizens Communications Co., 9.00%, 8/15/2031              3,553,500
   2,950,000              Citizens Communications Co., Sr. Note, 6.25%,
                          1/15/2013                                                  2,868,875
   1,625,000              Citizens Communications Co., Unsecd. Note,
                          9.25%, 5/15/2011                                           1,822,031
   7,550,000              MCI, Inc., Sr. Note, 8.735%, 5/1/2014                      8,484,313
   19,325,000      1,2     Qwest Corp., Note, 9.125%, 3/15/2012
                                                                                     21,112,563
   11,875,000             Qwest Services Corp., Sr. Sub. Note, 13.50%,
                          12/15/2010                                                 13,775,000
   4,150,000       1,2     Valor Telecommunications Enterprises, Sr.
                          Note, 7.75%, 2/15/2015                                     4,098,125
                          Total
                                                                                     88,965,717
                          Total Corporate Bonds (identified cost
                          $1,545,824,839)                                            1,568,525,303
                          Common Stocks AND WARRANTS--0.4%
                          Chemicals--0.0%
   1,562            4      General Chemical Industrial Products, Inc.                301,497
   669              4     General Chemical Industrial Products, Inc.,
                          Warrants                                                   0
   903              4     General Chemical Industrial Products, Inc.,
                          Warrants                                                   0
                          Total                                                      301,497
                          Consumer Products--0.1%
   3,192           1,4     Sleepmaster LLC                                           912,528
                          Food & Beverage--0.1%
   127,620                B&G Foods, Inc.                                            1,868,356
                          Industrial - Other--0.1%
   835,358         1,4     ACP Holdings Corp., Warrants                              1,566,296
                          Lodging--0.0%
   1,750           1,4     Motels of America, Inc.                                   0
                          Media - Cable--0.1%
   20,944           4      NTL, Inc.                                                 1,432,988
                          Media - Non-Cable--0.0%
   3,475           1,4    Advanstar, Inc., Warrants                                  69
   46               4      Sullivan Graphics, Inc.                                   0
   6,750            4      XM Satellite Radio, Inc., Warrants                        445,500
   66,000           4     Ziff Davis Media, Inc., Warrants                           6,600
                          Total                                                      452,169
                          Metals & Mining--0.0%
   6,200           1,4    Republic Technologies International, Inc.,
                          Warrants                                                   0
   237,797          4      Royal Oak Mines, Inc.                                     356
                          Total                                                      356
                          Other--0.0%
   746             1,4    CVC Claims Litigation LLC                                  0
                          Packaging--0.0%
   4,800           1,4     Pliant Corp., Warrants                                    48
   107,000         1,4    Russell Stanley Holdings, Inc.                             0
                          Total                                                      48
                          Paper--0.0%
   3,250           1,4     MDP Acquisitions PLC, Warrants                            66,625
                          Wireline Communications--0.0%
   55,587           4      Viatel Holding (Bermuda) Ltd.                             3,891
                          Total Common Stocks AND WARRANTS
                          (identified cost $35,245,608)                              6,604,754
                          Preferred Stocks--0.7%
                          Media - Non-Cable--0.4%
   66,275                 Primedia, Inc., Exchangeable Pfd. Stock,
                          Series G, $8.62 annual dividend                            6,544,656
   360                    Ziff Davis Media, Inc., PIK Pfd., Series E-1               249,300
                          Total                                                      6,793,956
                          Retailers--0.3%
   5,725                  General Nutrition Centers Holding Co.,
                          Exchangeable Pfd. Stock, Series A                          3,850,062
                          Total Preferred Stocks (identified cost
                          $12,347,085)                                               10,644,018
                          Repurchase Agreements--1.2%
   20,153,000             Interest in $1,593,000,000 joint repurchase
                          agreement with BNP Paribas Securities Corp.,
                          3.45%, dated 6/30/2005 to be repurchased at
                          $20,154,931 on 7/1/2005, collateralized by
                          U.S. Government Agency Obligations with
                          various maturities to 11/1/2035, collateral
                          market value $1,633,156,051 (at amortized
                          cost)                                                      20,153,000
                          Total Investments - 98.8%
                          (identified cost $1,610,706,917)5                          1,605,927,075
                          OTHER ASSETS AND LIABILITIES - NET - 1.2%
                                                                                     19,394,824
                          TOTAL NET ASSETS - 100%
                                                                              $      1,625,321,899

1      Denotes a restricted security, including securities purchased under
       Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At June 30, 2005, these securities amounted to $283,254,699 which represents 17.4% of total net assets.
2      Denotes a restricted security, including securities purchased under
       Rule 144A that have been deemed liquid by criteria approved by the
       Fund's Board of Trustees. At June 30, 2005, these securities amounted to $280,306,434 which represents 17.2% of total net assets.
       Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the
       Directors, held at June 30, 2005, is as follows:
       Security                                 Acquisition    Acquisition Cost
                                                   Date
       -------------------------------------------------------------------------
       -------------------------------------------------------------------------
       ACP Holdings Corp., Warrants              9/24/2003       $ 1,718,752
       Advanstar, Inc., Warrants                 2/14/2001        $ 285,550
       CVC Claims Litigation LLC               3/26/1997-6/18/199$ 7,280,944
                                                 9/23/2002            $
       MDP Acquisitions PLC, Warrants                                 0
       Motels of America, Inc.                   8/30/1994        $ 117,506
       Pliant Corp., Warrants                  5/25/2000-9/25/2000$ 146,358
       Republic Technologies                     3/14/2000            $
       International, Inc. Warrants                                   0
       Russell Stanley Holdings, Inc.          2/5/1999-7/9/1999      $
                                                                      0
       Russell Stanley Holdings, Inc., Sr.     2/5/1999-5/15/2005$ 5,570,973
       Sub. Note, 9.00%,11/30/2008
       Sleepmaster LLC                         5/12/1999-8/30/200$ 2,934,759
3      Denotes a zero coupon bond with effective rate at time of purchase.
4      Non-income producing security.
5 At June 30, 2005, the cost of investments for federal tax purposes was $1,616,434,147. The net unrealized depreciation of investments for federal tax purposes was $10,507,072. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $87,685,542 and net unrealized depreciation from investments for those securities having an excess of cost over value of $98,192,614.

Note:             The categories of investments are shown as a percentage of total net assets at June 30, 2005.

Investment Valuation
Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

The following acronyms are used throughout this portfolio:
GTD         --Guaranteed
PIK         --Payment in Kind






Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated High Income Bond Fund, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        August 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer


Date        August 22, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer


Date        August 22, 2005